CONVERTIBLE BRIDGE LOANS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF CARRYING AMOUNT OF CONVERTIBLE BRIDGE LOANS

The following tabular presentation reflects the reconciliation of the carrying amount of the convertible bridge loans, notes and similar instruments during the year ended December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Opening balance	$3,427	$-
Plus: Net cash consideration received	2,390	-
Less: Fair value of derivative liability related to bifurcated embedded conversion feature	(2,893)	-
Less: Fair value of detachable instruments accounted for as equity component	(758)	-
Plus: Changes in terms of straight loans to convertible loans	1,185	1,796
Less: Partial conversion of convertible bridge loans into equity	(4,639)	(336)
Less: Modification of convertible bridge loans transactions	(3,375)	(355)
Plus: Amortization of discounts and accrued interest expenses	1,655	-
Plus: Change in fair value of convertible bridge loans	8,973	2,322
Closing balance	$5,965	$3,427